UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2001

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 17, 2001


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value total: $264,160 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      396    21000 SH       SOLE                    21000
AT&T Corp. Liberty Media Group COM              001957208     3474   198600 SH       SOLE                   198600
Abbott Laboratories Corp.      COM              002824100      221     4600 SH       SOLE                     4600
AmSouth Bancorporation         COM              032165102     1220    65963 SH       SOLE                    65963
American Express Co.           COM              025816109      567    14616 SH       SOLE                    14616
American General Corp.         COM              026351106     5194   111824 SH       SOLE                   111824
American Home Products Corp.   COM              026609107      564     9607 SH       SOLE                     9607
American International Group I COM              026874107     4617    54311 SH       SOLE                    54311
American Retirement Corp.      COM              028913101      153    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     5343    88050 SH       SOLE                    88050
Anheuser-Busch Companies, Inc. COM              035229103      623    15117 SH       SOLE                    15117
Apache Corp.                   COM              037411105      585    11525 SH       SOLE                    11525
Automatic Data Processing Inc. COM              053015103     4163    83762 SH       SOLE                    83762
BP Amoco LP                    COM              055622104      936    18778 SH       SOLE                    18778
Baker Hughes, Inc.             COM              057224107      448    13365 SH       SOLE                    13365
BankAmerica Corp.              COM              060505104      608    10135 SH       SOLE                    10135
Baxter International Inc.      COM              071813109      217     4300 SH       SOLE                     4300
BellSouth Corp.                COM              079860102      526    13061 SH       SOLE                    13061
Berkshire Hathaway Class B     COM              084670207     3721     1618 SH       SOLE                     1618
Berkshire Hathaway Inc.        COM              084670108     1804       26 SH       SOLE                       26
Biomet Inc.                    COM              090613100     2676    55674 SH       SOLE                    55674
Bristol Myers- Squibb Co.      COM              110122108      430     8214 SH       SOLE                     8214
CVS Corp.                      COM              126650100     1471    38100 SH       SOLE                    38100
Cardinal Health Inc.           COM              14149Y108      251     3631 SH       SOLE                     3631
Central Parking Corp.          COM              154785109     2735   146275 SH       SOLE                   146275
Chaus                          COM              162510200        7    14536 SH       SOLE                    14536
Cigna Corp.                    COM              125509109      240     2500 SH       SOLE                     2500
Cisco Systems, Inc.            COM              17275R102     4959   272485 SH       SOLE                   272485
CitiGroup, Inc                 COM              172967101      865    16365 SH       SOLE                    16365
Clayton Homes Inc.             COM              184190106      160    10168 SH       SOLE                    10168
Coca Cola Co.                  COM              191216100     2060    45777 SH       SOLE                    45777
Compaq Computer Corp.          COM              204493100      462    30143 SH       SOLE                    30143
Conoco Inc.                    COM              208251306     2926   103750 SH       SOLE                   103750
Crescent Real Estate Equities  COM              225756105      252    10250 SH       SOLE                    10250
Dell Computer Corp.            COM              247025109      356    13625 SH       SOLE                    13625
Dionex Corp.                   COM              254546104      213     6400 SH       SOLE                     6400
Dover Corp.                    COM              260003108      339     9000 SH       SOLE                     9000
Duke Power Co.                 COM              264399106     2233    57244 SH       SOLE                    57244
Eaton Corp.                    COM              278058102      238     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109     2883    54881 SH       SOLE                    54881
Electronic Data Systems Corp.  COM              285661104      378     6050 SH       SOLE                     6050
Eli Lilly & Co.                COM              532457108      435     5878 SH       SOLE                     5878
Exxon - Mobil                  COM              30231G102     6753    77312 SH       SOLE                    77312
Federal Express Corp.          COM              31428X106     1332    33125 SH       SOLE                    33125
Federal National Mortgage Assn COM              313586109     4437    52180 SH       SOLE                    52180
First Union Corp.              COM              337358105      261     7460 SH       SOLE                     7460
General Electric Co.           COM              369604103    12660   259692 SH       SOLE                   259692
HCA Inc.                       COM              404119109    32203   712619 SH       SOLE                   712619
Halliburton Co.                COM              406216101     1327    37275 SH       SOLE                    37275
HealthStream Inc.              COM              42222n103      126    92500 SH       SOLE                    92500
Hewlett Packard Co.            COM              428236103      582    20350 SH       SOLE                    20350
Home Depot Inc.                COM              437076102    12227   262666 SH       SOLE                   262666
Honeywell International, Inc.  COM              438516106     1475    42163 SH       SOLE                    42163
Intel Corp.                    COM              458140100    13064   446617 SH       SOLE                   446617
International Business Machine COM              459200101     7219    63881 SH       SOLE                    63881
J. P. Morgan Chase & Co. Inc.  COM              616880100      394     8843 SH       SOLE                     8843
Johnson and Johnson Inc.       COM              478160104     5956   119114 SH       SOLE                   119114
Lifepoint Hospitals, Inc.      COM              53219l109     1671    37732 SH       SOLE                    37732
Longview Fibre Co.             COM              543213102      123    10000 SH       SOLE                    10000
McDonalds Corp.                COM              580135101      499    18450 SH       SOLE                    18450
Medtronic                      COM              585055106      904    19640 SH       SOLE                    19640
Merck & Company Inc.           COM              589331107     2904    45433 SH       SOLE                    45433
Microsoft Corporation          COM              594918104     5496    75285 SH       SOLE                    75285
Molex Inc. - Class A           COM              608554200     6276   210468 SH       SOLE                   210468
National Commerce Financial Co COM              635449101      217     8900 SH       SOLE                     8900
Nokia                          COM              654902204      688    30990 SH       SOLE                    30990
Pfizer Inc.                    COM              717081103     4629   115581 SH       SOLE                   115581
Philip Morris Companies Inc.   COM              718154107      363     7160 SH       SOLE                     7160
Procter & Gamble Co.           COM              742718109      233     3645 SH       SOLE                     3645
Pulte Corp                     COM              745867101     1737    40739 SH       SOLE                    40739
Republic Services Inc          COM              760759100     3082   155250 SH       SOLE                   155250
Reuters Holdings PLC           COM              761324201      323     4159 SH       SOLE                     4159
Royal Dutch Petroleum Co.      COM              780257804      350     6000 SH       SOLE                     6000
SBC Communications, Inc.       COM              78387g103     2528    63101 SH       SOLE                    63101
Schering Plough Corp.          COM              806605101      513    14150 SH       SOLE                    14150
Schlumberger Ltd.              COM              806857108     5297   100603 SH       SOLE                   100603
Shoneys Inc.                   COM              825039100      240   348506 SH       SOLE                   348506
Sun Microsystems, Inc.         COM              866810104      901    57304 SH       SOLE                    57304
SunGard Data Systems, Inc.     COM              867363103     5216   173800 SH       SOLE                   173800
SunTrust Banks Inc.            COM              867914103     2016    31128 SH       SOLE                    31128
Sysco Corp.                    COM              871829107    10585   389865 SH       SOLE                   389865
Texaco Inc.                    COM              881694103      259     3887 SH       SOLE                     3887
Transocean Sedco Forex Inc.    COM              G90078109     2090    50678 SH       SOLE                    50678
Triad Hospitals, Inc.          COM              89579k109     1112    37742 SH       SOLE                    37742
Tyco International, Ltd.       COM              902124106    12049   221051 SH       SOLE                   221051
United Parcel Service          COM              911312106     1702    29440 SH       SOLE                    29440
United Technologies Corp.      COM              913017109     3938    53750 SH       SOLE                    53750
Verizon Communicatons          COM              92343v104     1839    34379 SH       SOLE                    34379
Viacom- Cl. B                  COM              925524308     2747    53082 SH       SOLE                    53082
Wal Mart Stores Inc.           COM              931142103     8452   173207 SH       SOLE                   173207
Walt Disney Co.                COM              254687106     1521    52648 SH       SOLE                    52648
Wells Fargo & Co.              COM              949746101      288     6200 SH       SOLE                     6200
Worldcom, Inc.                 COM              98157d106     2070   145799 SH       SOLE                   145799
Morgan Stanley PERQ 6% (Home D PFD CV           61744y777     1275   108550 SH       SOLE                   108550
Morgan Stanley PERQ 6% (JDS Un PFD CV           61744y769      127    21400 SH       SOLE                    21400
Morgan Stanley PERQ 6%-(Cisco  PFD CV           61744Y801      629   229425 SH       SOLE                   229425
Morgan Stanley PERQ 8% (Nokia) PFD CV           61744y678      136    26100 SH       SOLE                    26100
Morgan Stanley PERQS-EMC Corp. PFD CV           61744y835      831    57300 SH       SOLE                    57300
Morgan Stanley PERQS-Oracle Sy PFD CV           61744y876      546    24600 SH       SOLE                    24600
American Retirement Corp. Subo CONV             028913aa9     3793  4863000 PRN      SOLE                  4863000